Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Summary of property and equipment
Subtotal	$ 897,613	$ 182,999
Less: accumulated depreciation and amortization	(173,836)	(99,477)
Total	723,777	83,522
Office equipment and furniture [Member]
Summary of property and equipment
Subtotal	128,555	130,812
Vehicle [Member]
Summary of property and equipment
Subtotal	719,685
Leasehold improvement [Member]
Summary of property and equipment
Subtotal	$ 49,373	$ 52,187